March 26, 2007



VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

	Re:	First Symetra National Life Insurance Co of NY Separate
		Account S (811-07949)

Dear Commissioners:

	On behalf of First Symetra National Life Insurance Company of NY and the First Symetra National Life Insurance Co of NY Separate Account S, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's annual report for the period ending December 31, 2007 has been transmitted to contract owners accordingly.

	We incorporate by reference the following annual report for the underlying funds:


		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0000814680-07-000008
		Date of Filing:  02/27/2007

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0000912577-07-000001
		Date of Filing:  03/01/2007

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0001193805-07-000643
		Date of Filing:  03/01/2007

		Filer/Entity:  ING VP Natural Resources Trust
		Registration No.:  811-05710
		CIK No.:  0000844070
		Accession No.:  0001193805-07-000639
		Date of Filing:  03/01/2007

		Filer/Entity:  Pioneer Variable Contracts Trust
		Registration Statement:  811-08786
		CIK No.:  0000930709
		Accession No.:  000093709-07-000019
		Date of Filing:  03/01/2007



If you have any questions regarding this filing, please contact me at (425) 256-8021.

						Sincerely,

						/s/George C. Pagos

						George C. Pagos
						Vice President and
						General Counsel